Investments Accounted for Using the Equity Method (Summarised Balance Sheet for Material Associates) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Current assets	¥ 19,866,051	¥ 14,875,881
Current liabilities	(10,922,244)	(8,942,375)
Non-current
Non-current assets	19,577,412	19,069,729
Non-current liabilities	(5,679)	0
Shanghai Secco [member]
Current
Current assets	11,601,793	5,596,573
Current liabilities	(4,173,984)	(1,982,932)
Non-current
Non-current assets	5,842,119	6,582,633
Non-current liabilities	0	0
Net assets	13,269,928	10,196,274	¥ 8,893,798
Chemical Industry [member]
Current
Current assets	3,615,350	4,265,139
Current liabilities	(1,358,611)	(1,299,046)
Non-current
Non-current assets	3,098,107	3,001,112
Non-current liabilities	(690,497)	(1,655,448)
Net assets	4,664,349	4,311,757	3,795,350
Jinsen [member]
Current
Current assets	105,178	110,499
Current liabilities	(12,618)	(10,324)
Non-current
Non-current assets	73,623	83,077
Non-current liabilities	0	0
Net assets	166,183	183,252	206,986
Azbil [member]
Current
Current assets	168,675	153,980
Current liabilities	(51,729)	(46,532)
Non-current
Non-current assets	2,829	3,145
Non-current liabilities	0	0
Net assets	¥ 119,775	¥ 110,593	¥ 112,315